PARENT COMPANY	12 Months Ended
Jun. 30, 2013
PARENT COMPANY [Abstract]
PARENT COMPANY
23.	PARENT COMPANY

Condensed financial information of WVS Financial Corp. is as follows:

CONDENSED BALANCE SHEET

	June 30,
	2013	2012

	(Dollars in Thousands)
ASSETS
Interest-earning deposits with subsidiary bank	$2,052	$1,341
Investment in subsidiary bank	29,708	29,005
Other assets	80	73

TOTAL ASSETS	$31,840	$30,419

LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	$12	$6
Stockholders' equity	31,828	30,413

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$31,840	$30,419

CONDENSED STATEMENT OF INCOME

	Year Ended June 30,
	2013	2012	2011

	(Dollars in Thousands)
INCOME
Investment and mortgage-backed securities	$2	$1	$-
Dividend from subsidiary	1,085	637	-
Interest-earning deposits with subsidiary bank	2	2	4

Total income	1,089	640	4

OTHER OPERATING EXPENSE	120	102	100

Income (loss) before equity in undistributed earnings of subsidiary	969	538	(96)
Equity in undistributed earnings of subsidiary	60	812	1,327

Income before income taxes	1,029	1,351	1,231
Income tax expense (benefit)	(51)	(51)	5

NET INCOME	$1,080	$1,402	$1,226

	Year Ended June 30,
	2013	2012	2011

	(Dollars in Thousands)
OPERATING ACTIVITIES
Net income	$1,080	$1,402	$1,226
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed earnings of subsidiary	(60)	(812)	(1,327)
Other, net	19	(5)	32

Net cash provided by (used for) operating activities	1,039	585	(69)

INVESTING ACTIVITIES
Available for sale:
Purchases of investment and mortgage-backed securities	(460)	(999)	-
Proceeds from repayments of investment and mortgage-backed securities	460	1,000	-
Purchases of certificates of deposit	-	(349)	-
Maturities of certificates of deposit	-	349	-

Net cash provided by investing activities	-	1	-

FINANCING ACTIVITIES
Cash dividends paid	(328)	(330)	(576)

Net cash used for financing activities	(328)	(330)	(576)

Increase (decrease) in cash and cash equivalents	711	256	(645)

CASH AND CASH EQUIVALENTS BEGINNING OF YEAR	1,341	1,085	1,730

CASH AND CASH EQUIVALENTS END OF YEAR	$2,052	$1,341	$1,085